Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 12.4%
Adams County General Authority, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,404,600
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	1,665	2,133,115
Allegheny County Higher Education Building Authority, (Duquesne University), 4.00%, 3/1/40	2,000	2,281,500
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	925,567
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,362,092
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,071,220
Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,719,077
Delaware County Authority, (Villanova University), 5.00%, 8/1/40	1,120	1,270,774
Northampton County General Purpose Authority, (Lehigh University), 4.00%, 11/15/35	500	564,485
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,365,400
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,903,680
Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	847,581
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,682,665
Union County Higher Educational Facilities Financing Authority, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,132,840

		$24,664,596

Escrowed/Prerefunded — 2.9%
Lancaster Industrial Development Authority, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	$300	$337,728
Owen J. Roberts School District, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	598,991
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,237,387
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	616,584

		$5,790,690

General Obligations — 12.0%
Allegheny County, 4.00%, 11/1/45	$1,000	$1,175,540
Allegheny County, 5.00%, 11/1/43	1,000	1,229,890
Boyertown Area School District, 5.00%, 10/1/38	1,000	1,136,170
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,177,290
Cumberland Valley School District, 4.00%, 11/15/38(2)	750	857,048
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	6,325,560
Gettysburg Area School District, 4.00%, 4/1/36	600	699,816
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,219,053
Lehigh County, 4.00%, 11/15/32	1,000	1,199,030
Lower Paxton Township, 4.00%, 4/1/43	300	343,197

Security	Principal Amount (000’s omitted)	Value
Lower Paxton Township, 4.00%, 4/1/45	$310	$352,941
Marple Newtown School District, 4.00%, 6/1/33	500	597,535
Marple Newtown School District, 4.00%, 6/1/34	350	417,778
Penn-Delco School District, 4.00%, 6/1/45	1,500	1,664,865
Pennsylvania, 4.00%, 5/1/34	1,000	1,192,700
Phoenixville Area School District, 4.00%, 11/15/29	525	620,902
Phoenixville Area School District, 4.00%, 11/15/30	500	588,795
Seneca Valley School District, 5.00%, 4/1/31	750	955,432
Swatara Township, 4.00%, 10/1/45	1,250	1,426,550
West Shore School District, 4.00%, 11/15/33	500	595,525

		$23,775,617

Hospital — 14.1%
Allegheny County Hospital Development Authority, (UPMC Health System), 4.00%, 7/15/39	$2,000	$2,238,500
Allegheny County Hospital Development Authority, (UPMC Health System), 5.00%, 7/15/33	1,000	1,256,660
Berks County Municipal Authority, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	500	538,105
Bucks County Industrial Development Authority, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,661,550
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	587,047
Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,664,429
Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/35	2,000	2,429,780
Geisinger Authority, (Geisinger Health System), 4.00%, 4/1/39	1,500	1,719,285
Geisinger Authority, (Geisinger Health System), 4.00%, 4/1/50	1,500	1,671,720
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,422,620
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	769,600
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,790,585
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,000	1,104,940
Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	1,000	1,110,990
Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	1,000	1,219,240
Montgomery County Higher Education and Health Authority, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/37	1,000	1,179,110
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	167,217
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,140,566
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	195,390
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,246,160

		$28,113,494

Housing — 1.1%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$733,178
Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	1,405	1,416,633

		$2,149,811

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.8%
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,518,375

		$1,518,375

Insured-Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,534,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	353,478

		$1,888,363

Insured-Escrowed/Prerefunded — 5.6%
Cambria County, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,662,324
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,620,196
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,600,749
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,250,539

		$11,133,808

Insured-General Obligations — 16.1%
Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$602,645
Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,202,300
Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,198,120
Armstrong School District, (BAM), 4.00%, 3/15/35	500	588,830
Armstrong School District, (BAM), 4.00%, 3/15/38	1,000	1,164,890
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,790,310
Cambria County, (AGM), 4.00%, 8/1/35	700	782,152
Cambria County, (BAM), 5.00%, 8/1/30	1,050	1,210,156
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	358,218
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,148,973
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,120,958
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	2,092,878
Erie School District, (AGM), 4.00%, 4/1/33	1,000	1,161,650
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,988,240
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	986,330
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	932,750
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,237,428
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,194,630
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,908
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	1,037,201
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,190,140
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,328,519
Philadelphia School District, (AGM), 5.00%, 9/1/34	1,000	1,261,450
Upper Darby School District, (AGM), 4.00%, 4/1/40	500	570,205
Upper Darby School District, (AGM), 4.00%, 4/1/41	655	744,709

		$31,959,590

Insured-Hospital — 1.2%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,380,040

		$2,380,040

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 6.2%
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	$6,250	$8,127,562
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,226,333

		$12,353,895

Insured-Transportation — 2.2%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,631,540
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,752,765

		$4,384,305

Insured-Water and Sewer — 2.8%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,132,110
Greater Johnstown Water Authority, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	1,986,923
Pittsburgh Water and Sewer Authority, (AGM), 4.00%, 9/1/34	2,000	2,353,080

		$5,472,113

Lease Revenue/Certificates of Participation — 1.9%
Bucks County Community College Authority, 5.00%, 6/15/38	$605	$756,220
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,977,173

		$3,733,393

Other Revenue — 0.5%
Allentown Neighborhood Improvement Zone Development Authority, (City Center Project), Series 2018, 5.00%, 5/1/42(4)	$1,000	$1,047,110

		$1,047,110

Senior Living/Life Care — 4.0%
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$575,800
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,230,820
Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/29	815	899,565
Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	490,599
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,334,562
Montgomery County Industrial Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	217,036
Montgomery County Industrial Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/45	1,000	1,163,530
Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,017,430

		$7,929,342

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$18	$16,626
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	28,810
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	26,684
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	31,056
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	32,203
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	133,784
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	377	78,555
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	183	188,267

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	$36	$37,692
Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	5	5,191
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	18,780
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	138,886
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	73	76,741
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	355,827

		$1,169,102

Transportation — 7.7%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/32	$1,500	$1,862,415
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/42	1,500	1,807,755
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	2,975,090
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,095,593
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	1,500	1,849,425
Pennsylvania Turnpike Commission, 5.00%, 12/1/45	1,000	1,245,720
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	834,780
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/33	1,250	1,461,788
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,153,700

		$15,286,266

Water and Sewer — 4.7%
Chester Water Authority, 5.00%, 12/1/35	$795	$932,448
Horsham Water and Sewer Authority, 4.00%, 11/15/37	430	509,189
Horsham Water and Sewer Authority, 4.00%, 11/15/38	500	590,460
Horsham Water and Sewer Authority, 4.00%, 11/15/39	500	587,925
Horsham Water and Sewer Authority, 4.00%, 11/15/40	500	585,920
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	808,733
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,691,225
Philadelphia, Water and Wastewater Revenue, 5.00%, 11/1/45	1,150	1,445,860
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/36	1,250	1,259,637

		$9,411,397

Total Tax-Exempt Municipal Securities — 97.9% (identified cost $182,485,804)		$194,492,166

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$403	$100,799

		$100,799

General Obligations — 1.0%
Central Dauphin School District, 2.754%, 2/1/38	$1,000	$1,010,410
Lower Paxton Township, 2.784%, 4/1/40	1,000	1,012,150

		$2,022,560

Total Taxable Municipal Securities — 1.1% (identified cost $2,403,202)		$2,123,359

Total Investments — 99.0% (identified cost $184,889,006)		$196,615,525

Other Assets, Less Liabilities — 1.0%		$1,995,489

Net Assets — 100.0%		$198,611,014

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 15.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $1,047,110 or 0.5% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$194,492,166	$—	$194,492,166
Taxable Municipal Securities	—	2,123,359	—	2,123,359
Total Investments	$—	$196,615,525	$—	$196,615,525

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.